Unaudited condensed consolidated interim statement of financial position - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 345,088	$ 246,251
Marketable securities	5,501	34,457
Other current assets	6,523	5,268
Total current assets	357,112	285,976
Non-current assets
Property, plant and equipment	519	620
Other non-current assets	2,281	1,634
Total non-current assets	2,800	2,254
Total assets	359,912	288,230
Current liabilities
Trade payables	5,339	3,773
Lease liability	283	365
Other current liabilities	5,263	4,242
Total current liabilities	10,885	8,380
Non-current liabilities
Lease liability	7	147
Total non-current liabilities	7	147
Total liabilities	10,892	8,527
Equity attributable to owners
Share capital	1,717	1,551
Additional paid-in capital	542,946	431,061
Other reserves	17,909	13,292
Foreign currency translation reserve	(13,567)	(11,776)
Accumulated deficit	(199,985)	(154,425)
Total equity	349,020	279,703
Total liabilities and equity	$ 359,912	$ 288,230